Financial Investors Variable Insurance Trust

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

(the “Portfolios”)

SUPPLEMENT | Dated July 2, 2012

To The Summary Prospectus And Prospectus Dated April 30, 2012

As of July 2, 2012, Peng Chen is no longer a member of the Portfolio Management team for the Portfolios. Accordingly, effective July 2, 2012, the following changes are being made with respect to each of the Portfolios:

Summary Prospectus/Summary Section

The section titled “Portfolio Managers” in the Summary Prospectus/Summary Section for each Portfolio is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

Scott Wentsel, CFA®, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel manages the Investment Advisory group at Ibbotson Associates, Inc. (“Ibbotson”), a wholly owned subsidiary of Morningstar, Inc. Mr. Wentsel joined Ibbotson in 2005 and has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Ms. Scherkenbach is a Portfolio Manager in the Investment Advisory group at Ibbotson. Ms. Scherkenbach joined Ibbotson in 1999. Ms. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep is a Portfolio Manager in the Investment Advisory group at Ibbotson. Mr. Huckstep joined Ibbotson in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Jared Watts, Senior Consultant. Mr. Watts is a Senior Consultant in the Investment Advisory group at Ibbotson. Mr. Watts joined Ibbotson in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Prospectus

The sub-section titled “Portfolio Managers,” under the section titled “Management of the Portfolios” of the prospectus is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

The individuals primarily responsible for management of the Portfolio are the personnel of Ibbotson identified below (each, a

“Portfolio Manager” and collectively, the “Portfolio Managers”). Ibbotson employs a team-based approach to the management of the Portfolios. The Portfolio Managers listed below are collectively responsible for the day-to-day management of each Portfolio. No one person is principally responsible for making recommendations regarding the Portfolio’s target asset allocation and investments.

The SAI provides additional information about the Portfolio Managers, including Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager’s ownership of shares in the Portfolios.

Scott Wentsel, CFA®, CFP®, Vice President and Senior Portfolio Manager. Mr. Wentsel joined Ibbotson in 2005 and has over 20 years of investment industry experience. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director with Morgan Stanley since 2000 where he worked primarily on the Van Kampen Investments asset management business. While at the firm his management responsibilities were principally focused on product management and product development. Mr. Wentsel earned a Masters of Business Administration degree with honors from the University of Chicago Graduate School of Business. He earned a Bachelor of Arts in Economics from the University of Illinois. He is also a Certified Financial Planner™ professional and a Charted Financial Analyst (CFA) charterholder. Mr. Wentsel has managed the Portfolios since their inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Ms. Scherkenbach joined Ibbotson in 1999. She is responsible for delivering fund of funds programs for institutional and retail clients, which includes asset allocation modeling, portfolio construction, fund classification and manager due diligence. She also develops asset allocation programs for mutual fund, insurance and money management companies. She works with clients to design risk tolerance questionnaires, determine model portfolios, analyze investment style consistency, determine optimal implementation of investments, and recommend changes in client products or services. Previously, she worked for GE Capital Equipment Financing as a portfolio representative. Ms. Scherkenbach earned her BA in finance from the University of Wisconsin. Ms. Scherkenbach has managed the Portfolios since their inception in 2007.

Financial Investors Variable Insurance Trust

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

(the “Portfolios”)

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Ibbotson in 2005. Working for the fund-of-funds product line, he is responsible for delivering fund–of-funds programs for institutional clients, which includes asset allocation modeling, portfolio construction, fund classification, and manager due diligence. Prior to joining Ibbotson, Mr. Huckstep was director of data acquisition for Morningstar, where he managed the portfolio collection and quantitative analysis function for five international offices. Prior to joining Morningstar, Mr. Huckstep was a vice president at Northern Trust, where he spent nine years as a portfolio analyst, analyst manager, and product manager working with plan sponsors. Mr. Huckstep holds a bachelor’s degree in economics from the University of Michigan. He also holds a master’s degree in business administration from the University of Chicago Booth School of Business, where his areas of concentration were finance, strategy, and entrepreneurship. Mr. Huckstep also holds the CFA designation and is a member of the CFA Institute and the Investment Analysts Society of Chicago. Mr. Huckstep has managed the Portfolios since July 2012.

Jared Watts, Senior Consultant. Mr. Watts is a Senior Consultant in the Investment Advisory group at Ibbotson. Mr. Watts works with both fund of funds and traditional consulting clients within the financial services and insurance industries to construct and implement asset allocation solutions and services. Some of those services include constructing risk tolerance questionnaires, developing and managing asset class and fund specific portfolios, and fund manager due diligence. Prior to joining Ibbotson in May 2006, Mr. Watts worked as an Investment Manager at Allstate Financial where he helped manage a Variable Series Trust, fund company relationships, asset allocation efforts, and product research. Mr. Watts earned a Masters of Business Administration degree with honors from Saint Xavier University Graham School of Management and a Bachelor of Science degree in Finance from Southern Illinois University. Mr. Watts has managed the Portfolios since their inception in 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ibbotson ETF| allocation series

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

(the “Portfolios”)

SUPPLEMENT DATED JULY 2, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2012

As of July 2, 2012, Peng Chen is no longer a member of the Portfolio Management team for the Portfolios. Accordingly, effective July 2, 2012, the following changes are being made with respect to each of the Portfolios:

Statement of Additional Information

The information regarding the other accounts managed by Mr. Chen is hereby deleted and replaced in its entirety with the following information regarding the other accounts managed by Brian Huckstep (as of March 31, 2012) under the subheading titled “Portfolio Managers,” under the section titled “Investment Adviser and Sub-Adviser,” of the Statement of Additional Information:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Brian Huckstep	10	$1,225,086,207	0	$0	31	$723,011,748

As of March 31, 2012, no accounts managed by the Portfolio Manager in the above table had an advisory fee based solely on investment performance of the accounts.

The information concerning Mr. Chen’s ownership of the Portfolios is hereby deleted and replaced in its entirety with the following information concerning Mr. Huckstep’s ownership of the Portfolios (as of March 31, 2012) under the subheading “Portfolio Managers,” under the section titled “Investment Adviser and Sub-Adviser,” of the Statement of Additional Information:

Portfolio Manager	Dollar Range of Ownership of Securities
Brian Huckstep	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE